Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000,000	40,000,000
Common stock, shares issued (in shares)	51,397,562	32,650,755
Common stock, shares outstanding (in shares)	51,397,562	32,650,755